Operating Expenses - Summary of Operating Expenses by Nature (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expense by nature [line items]
Royalties expensed	£ 162	£ 162	£ 164
Other product costs	354	371	393
Employee benefit expense	1,423	1,411	1,467
Contract labour	29	56	70
Employee-related expense	47	53	60
Promotional costs	126	113	146
Depreciation and impairment of property, plant and equipment and investment property and assets held for sale	54	77	90
Property and facilities	68	70	82
Technology and communications	218	215	215
Professional and outsourced services	424	395	443
Other general and administrative costs	92	72	43
Costs capitalised	(414)	(398)	(424)
Other net gains and losses	3	7	16
Other income	(32)	(40)	(41)
Total	3,071	3,013	3,177
Product development [member]
Expense by nature [line items]
Amortisation and impairment of intangible assets	364	291	284
Software [member]
Expense by nature [line items]
Amortisation and impairment of intangible assets	112	117	123
Other [member]
Expense by nature [line items]
Amortisation and impairment of intangible assets	£ 41	£ 41	£ 46